GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 73.0%
	Energy and Energy Services — 20.4%
75,600	Apache Corp.(a)	$316,008
103,375	Baker Hughes Co.	1,085,438
317,000	BP plc, ADR(a)	7,731,630
163,000	Cabot Oil & Gas Corp.(a)	2,801,970
204,900	Chevron Corp.(a)	14,847,054
49,000	Concho Resources Inc.	2,099,650
104,200	ConocoPhillips(a)	3,209,360
50,000	Devon Energy Corp.(a)	345,500
32,000	Diamondback Energy Inc.	838,400
450,000	Eni SpA	4,575,935
96,000	EOG Resources Inc.(a)	3,448,320
453,000	Exxon Mobil Corp.(a)	17,200,410
228,600	Halliburton Co.(a)	1,565,910
35,400	Helmerich & Payne Inc.(a)	554,010
33,500	Hess Corp.(a)	1,115,550
45,500	HollyFrontier Corp.(a)	1,115,205
500,008	Kinder Morgan Inc.(a)	6,960,111
155,994	Marathon Petroleum Corp.	3,684,578
57,500	Noble Energy Inc.	347,300
57,661	Occidental Petroleum Corp.(a)	667,714
108,000	ONEOK Inc.(a)	2,355,480
98,000	Phillips 66(a)	5,257,700
42,400	Pioneer Natural Resources Co.(a)	2,974,360
841,000	Royal Dutch Shell plc, Cl. A	14,822,927
264,966	Schlumberger Ltd.(a)	3,574,391
170,500	Suncor Energy Inc.(a)	2,693,900
120,000	Sunoco LP(a)	1,876,800
259,000	The Williams Companies Inc.(a)	3,664,850
287,000	TOTAL SA, ADR(a)	10,687,880
101,700	Valero Energy Corp.(a)	4,613,112

		127,031,453

	Metals and Mining — 52.6%
489,000	Agnico Eagle Mines Ltd.(a)	19,457,310
2,662,692	Alamos Gold Inc., Cl. A(a)	13,313,460
410,000	AngloGold Ashanti Ltd., ADR(a)	6,818,300
3,589,000	B2Gold Corp.	10,982,340
1,877,544	Barrick Gold Corp.(a)	34,396,606
2,400,000	Belo Sun Mining Corp.†	648,049
182,100	BHP Group Ltd., ADR(a)	6,681,249
5,165,000	Centamin plc	7,801,165
407,500	Endeavour Mining Corp.†	5,794,127
2,749,000	Evolution Mining Ltd.	6,459,283
600,000	Fortuna Silver Mines Inc.†	1,386,000
346,700	Franco-Nevada Corp.(a)	34,503,584
655,318	Fresnillo plc	5,427,543
2,570,499	Gold Road Resources Ltd.†.	2,174,034
1,323,376	Harmony Gold Mining Co. Ltd., ADR†	2,884,960
3,076,832	Hochschild Mining plc	4,066,315
231,000	Kirkland Lake Gold Ltd.	6,837,600
528,065	Kirkland Lake Gold Ltd., North America	15,553,396

Shares		Market Value
40,000	Labrador Iron Ore Royalty Corp.	$477,794
422,000	MAG Silver Corp.†(a)	3,240,960
1,027,299	Newcrest Mining Ltd.	14,565,119
814,496	Newmont Corp.(a)	36,880,379
410,015	Northern Dynasty Minerals Ltd.†	157,856
1,794,375	Northern Star Resources Ltd.	11,622,186
2,080,000	OceanaGold Corp.	1,995,310
584,000	Osisko Gold Royalties Ltd.	4,357,280
173,500	Pan American Silver Corp.	2,486,255
433,000	Pretium Resources Inc.†	2,455,110
300,000	Rio Tinto plc, ADR(a)	13,668,000
104,800	Royal Gold Inc.(a)	9,192,008
1,725,000	Saracen Mineral Holdings Ltd.†	3,894,049
620,000	SEMAFO Inc.†	1,202,729
523,300	SSR Mining Inc.†	5,955,154
273,000	Teranga Gold Corp.†	1,340,460
349,000	Torex Gold Resources Inc.†	3,380,139
600,000	Wesdome Gold Mines Ltd.†	3,150,714
54	Westgold Resources Ltd.†	63
824,550	Wheaton Precious Metals Corp.(a)	22,699,862

		327,906,748

	TOTAL COMMON STOCKS.	454,938,201

	EXCHANGE TRADED FUNDS — 1.1%
310,000	VanEck Vectors Gold Miners ETF	7,142,400

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
269,700	Pan American Silver Corp., CVR†	91,698

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
$ 1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24(b)(c)	1,319,500
2,000,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	1,347,616
1,000,000	Pretium Resources Inc., 2.250%, 03/15/22	898,800

		3,565,916

	TOTAL CONVERTIBLE CORPORATE BONDS	3,565,916

	CORPORATE BONDS — 0.6%
	Metals and Mining — 0.6%
2,000,000	IAMGOLD Corp., 7.000%, 04/15/25(c)	1,877,490
2,000,000	New Gold Inc., 6.250%, 11/15/22(c)	1,957,461

		3,834,951

	TOTAL CORPORATE BONDS	3,834,951

1

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 24.7%
$153,841,000	U.S. Treasury Bills, 0.020% to 1.525%††, 04/16/20 to 09/17/20(d)	$153,813,616

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0%
	(Cost $914,436,811)	$623,386,782

Shares		Market Value
	SECURITIES SOLD SHORT — (1.1)%
	Exchange Traded Funds — (1.1)%
310,000	VanEck Vectors Gold Miners ETF(e)	$7,142,400

(a)	Securities, or a portion thereof, with a value of $251,299,747 were deposited with the broker as collateral for options written.
(b)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $1,319,500 or 0.21% of total investments before options written and securities sold short, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/20 Carrying Value Per Bond
$1,300,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24	09/25/19	$1,300,000	$1,015.00
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	At March 31, 2020, $76,480,000 of the principal amount was pledged as collateral for options written.
(e)	At March 31, 2020, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
United States	47.1%	$293,639,282
Canada	31.8	198,077,426
Europe	9.5	59,287,536
Asia/Pacific	7.6	47,391,293
Latin America	2.4	15,287,985
South Africa	1.6	9,703,260

Total Investments — Long Positions	100.0%	$623,386,782

Short Positions
United States	(5.2)%	$(32,288,403)
Canada	(0.1)	(1,008,005)
Europe	(0.1)	(900,778)
Asia/Pacific	(0.1)	(410,052)

Total Investments — Short Positions	(5.5)%	$(34,607,238)

*	Total investments exclude options written.

As of March 31, 2020, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.7)%
Agnico Eagle Mines Ltd.	Pershing LLC	1,700	USD	6,764,300	USD	67.00	05/15/20	$42,131
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	1,989,500	USD	63.00	06/19/20	27,909
Alamos Gold Inc., Cl. A	Pershing LLC	13,200	USD	6,600,000	USD	6.50	06/19/20	388,129
Alamos Gold Inc., Cl. A	Pershing LLC	9,000	USD	4,500,000	USD	7.00	10/16/20	651,740

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
AngloGold Ashanti Ltd., ADR	Pershing LLC	2,400	USD	3,991,200	USD	22.00	06/19/20	$281,146
Apache Corp.	Pershing LLC	390	USD	163,020	USD	27.50	10/16/20	2,846
Apache Corp.	Pershing LLC	252	USD	105,336	USD	12.50	01/15/21	10,524
B2Gold Corp.	Pershing LLC	7,000	USD	2,142,000	USD	4.00	04/17/20	18,160
B2Gold Corp.	Pershing LLC	10,000	USD	3,060,000	USD	5.00	07/17/20	168,769
B2Gold Corp.	Pershing LLC	12,000	USD	3,672,000	USD	4.50	11/20/20	615,940
Baker Hughes Co.	Pershing LLC	514	USD	539,700	USD	21.00	07/17/20	3,208
Baker Hughes Co.	Pershing LLC	520	USD	546,000	USD	15.00	12/18/20	66,332
Barrick Gold Corp.	Pershing LLC	6,600	USD	12,091,200	USD	20.00	05/15/20	758,112
Barrick Gold Corp.	Pershing LLC	6,558	USD	12,014,256	USD	19.00	06/19/20	1,197,663
Barrick Gold Corp.	Pershing LLC	2,809	USD	5,146,088	USD	21.00	10/16/20	529,618
Barrick Gold Corp.	Pershing LLC	2,808	USD	5,144,256	USD	22.00	10/16/20	450,395
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,109,675	USD	54.00	04/17/20	996
BHP Group Ltd., ADR	Pershing LLC	670	USD	2,458,230	USD	50.00	05/15/20	17,208
BHP Group Ltd., ADR	Pershing LLC	575	USD	2,109,675	USD	45.00	11/20/20	149,918
BP plc, ADR	Pershing LLC	1,057	USD	2,578,023	USD	36.00	05/15/20	8,674
BP plc, ADR	Pershing LLC	1,057	USD	2,578,023	USD	38.00	05/15/20	6,750
BP plc, ADR	Pershing LLC	1,056	USD	2,575,584	USD	36.00	06/19/20	14,601
BP plc, ADR	Pershing LLC	1,057	USD	2,578,023	USD	24.00	07/17/20	324,568
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	988,425	USD	17.50	06/19/20	118,486
Cabot Oil & Gas Corp.	Pershing LLC	575	USD	988,425	USD	16.00	08/21/20	185,319
Chevron Corp.	Pershing LLC	640	USD	4,637,440	USD	112.00	04/17/20	276
Chevron Corp.	Pershing LLC	855	USD	6,195,330	USD	112.00	05/15/20	3,104
Chevron Corp.	Pershing LLC	700	USD	5,072,200	USD	110.00	06/19/20	7,276
Chevron Corp.	Pershing LLC	640	USD	4,637,440	USD	75.00	10/16/20	476,006
Cimarex Energy Co.	Pershing LLC	130	USD	218,790	USD	52.00	04/17/20	0
Cimarex Energy Co.	Pershing LLC	130	USD	218,790	USD	40.00	09/18/20	1,840
Concho Resources Inc.	Pershing LLC	165	USD	707,025	USD	65.00	01/15/21	87,548
ConocoPhillips	Pershing LLC	400	USD	1,232,000	USD	62.50	04/17/20	4
ConocoPhillips	Pershing LLC	262	USD	806,960	USD	60.00	05/15/20	108
ConocoPhillips	Pershing LLC	380	USD	1,170,400	USD	35.00	10/16/20	127,441
Devon Energy Corp.	Pershing LLC	500	USD	345,500	USD	22.00	04/17/20	0
Devon Energy Corp.	Pershing LLC	500	USD	345,500	USD	26.00	07/17/20	861
Diamondback Energy Inc.	Pershing LLC	160	USD	419,200	USD	40.00	12/18/20	58,480
Eni SpA	Morgan Stanley	300	EUR	1,383,000	EUR	14.25	04/17/20	663
Eni SpA	Morgan Stanley	300	EUR	1,383,000	EUR	13.00	05/15/20	2,379
Eni SpA	Morgan Stanley	300	EUR	1,383,000	EUR	9.00	10/16/20	120,537
EOG Resources Inc.	Pershing LLC	500	USD	1,796,000	USD	80.00	05/15/20	588
EOG Resources Inc.	Pershing LLC	460	USD	1,652,320	USD	57.50	12/18/20	85,467
Exxon Mobil Corp.	Pershing LLC	300	USD	1,139,100	USD	63.00	04/17/20	105
Exxon Mobil Corp.	Pershing LLC	1,560	USD	5,923,320	USD	70.00	04/17/20	175

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exxon Mobil Corp.	Pershing LLC	1,470	USD	5,581,590	USD	64.00	05/15/20	$4,689
Exxon Mobil Corp.	Pershing LLC	1,260	USD	4,784,220	USD	60.00	06/19/20	8,864
Exxon Mobil Corp.	Pershing LLC	1,470	USD	5,581,590	USD	46.50	09/18/20	185,462
Exxon Mobil Corp.	Pershing LLC	1,500	USD	5,695,500	USD	50.00	10/16/20	133,886
Franco-Nevada Corp.	Pershing LLC	1,000	USD	9,952,000	USD	116.00	05/15/20	267,799
Franco-Nevada Corp.	Pershing LLC	1,115	USD	11,096,480	USD	105.00	06/19/20	826,624
Halliburton Co.	Pershing LLC	750	USD	513,750	USD	22.50	04/17/20	1
Halliburton Co.	Pershing LLC	840	USD	575,400	USD	22.00	05/15/20	1,022
Halliburton Co.	Pershing LLC	700	USD	479,500	USD	10.00	10/16/20	64,023
Halliburton Co.	Pershing LLC	762	USD	521,970	USD	15.00	01/15/21	29,778
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	5,000	USD	1,090,000	USD	3.50	06/19/20	95,760
Helmerich & Payne Inc.	Pershing LLC	205	USD	320,825	USD	43.00	04/17/20	33
Helmerich & Payne Inc.	Pershing LLC	150	USD	234,750	USD	45.00	06/19/20	1,672
Hess Corp.	Pershing LLC	175	USD	582,750	USD	65.00	04/17/20	6
Hess Corp.	Pershing LLC	160	USD	532,800	USD	65.00	06/19/20	2,495
HollyFrontier Corp.	Pershing LLC	130	USD	318,630	USD	50.00	06/19/20	4,548
Kinder Morgan Inc.	Pershing LLC	1,500	USD	2,088,000	USD	21.00	04/17/20	346
Kinder Morgan Inc.	Pershing LLC	2,000	USD	2,784,000	USD	20.00	06/19/20	10,455
Kinder Morgan Inc.	Pershing LLC	1,500	USD	2,088,000	USD	17.00	01/15/21	177,535
Kirkland Lake Gold Ltd.	Pershing LLC	3,700	CAD	15,336,500	CAD	27.00	04/17/20	1,334
Kirkland Lake Gold Ltd.	Pershing LLC	1,994	CAD	8,265,130	CAD	27.00	06/19/20	605,897
Kirkland Lake Gold Ltd.	Pershing LLC	750	USD	2,220,000	USD	50.00	06/19/20	42,831
Marathon Oil Corp.	Pershing LLC	993	USD	326,697	USD	13.00	05/15/20	1,448
Marathon Oil Corp.	Pershing LLC	977	USD	321,433	USD	8.00	12/18/20	28,047
Marathon Petroleum Corp.	Pershing LLC	560	USD	1,322,720	USD	58.00	05/15/20	119
Marathon Petroleum Corp.	Pershing LLC	500	USD	1,181,000	USD	57.50	06/19/20	110
Newcrest Mining Ltd.	Morgan Stanley	3,620	AUD	8,344,100	AUD	31.50	05/15/20	104,343
Newcrest Mining Ltd.	Morgan Stanley	3,233	AUD	7,452,065	AUD	33.00	08/21/20	162,748
Newmont Corp.	Pershing LLC	2,675	USD	12,112,400	USD	47.00	05/15/20	743,692
Newmont Corp.	Pershing LLC	1,500	USD	6,792,000	USD	49.00	05/15/20	301,643
Newmont Corp.	Pershing LLC	2,800	USD	12,678,400	USD	50.00	10/16/20	1,225,496
Noble Energy Inc.	Pershing LLC	415	USD	250,660	USD	23.00	05/15/20	421
Noble Energy Inc.	Pershing LLC	416	USD	251,264	USD	20.00	08/21/20	9,311
Northern Star Resources Ltd.	Morgan Stanley	5,100	AUD	5,370,300	AUD	15.50	06/19/20	142,961
Occidental Petroleum Corp.	Pershing LLC	267	USD	309,186	USD	35.00	07/17/20	4,437
Occidental Petroleum Corp.	Pershing LLC	310	USD	358,980	USD	35.00	09/18/20	12,915
ONEOK Inc.	Pershing LLC	350	USD	763,350	USD	75.00	04/17/20	11

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
ONEOK Inc.	Pershing LLC	400	USD	872,400	USD	70.00	07/17/20	$1,610
ONEOK Inc.	Pershing LLC	330	USD	719,730	USD	27.50	10/16/20	72,683
Pan American Silver Corp.	Pershing LLC	500	USD	716,500	USD	23.00	01/15/21	85,301
Phillips 66	Pershing LLC	350	USD	1,877,750	USD	105.00	04/17/20	0
Phillips 66	Pershing LLC	300	USD	1,609,500	USD	92.50	05/15/20	997
Phillips 66	Pershing LLC	330	USD	1,770,450	USD	67.50	08/21/20	74,655
Pioneer Natural Resources Co.	Pershing LLC	135	USD	947,025	USD	140.00	06/19/20	2,762
Pioneer Natural Resources Co.	Pershing LLC	160	USD	1,122,400	USD	144.00	07/17/20	5,240
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	4,556,000	USD	55.00	05/15/20	92,815
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	4,556,000	USD	58.00	06/19/20	89,773
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	4,556,000	USD	50.00	12/18/20	493,510
Royal Dutch Shell plc, Cl. A	Morgan Stanley	250	GBP	3,547,500	GBp	2,300.00	04/17/20	262
Royal Dutch Shell plc, Cl. A	Morgan Stanley	280	GBP	3,973,200	GBp	2,100.00	05/15/20	6,588
Royal Dutch Shell plc, Cl. A	Morgan Stanley	311	GBP	4,413,090	GBp	1,950.00	06/19/20	22,245
Royal Dutch Shell plc, Cl. A	The Goldman Sachs Group Inc.	280	GBP	3,973,200	GBp	1,300.00	09/18/20	748,103
Royal Gold Inc.	Pershing LLC	349	USD	3,061,079	USD	105.00	07/17/20	244,387
Schlumberger Ltd.	Pershing LLC	750	USD	1,011,750	USD	35.00	04/17/20	258
Schlumberger Ltd.	Pershing LLC	900	USD	1,214,100	USD	34.00	05/15/20	1,102
Schlumberger Ltd.	Pershing LLC	1,000	USD	1,349,000	USD	30.00	11/20/20	20,954
Suncor Energy Inc.	Pershing LLC	560	USD	884,800	USD	33.00	04/17/20	140
Suncor Energy Inc.	Pershing LLC	575	USD	908,500	USD	31.00	05/15/20	3,005
Sunoco LP	Pershing LLC	300	USD	469,200	USD	22.50	09/18/20	23,687
TechnipFMC plc	Pershing LLC	500	USD	337,000	USD	20.00	05/15/20	782
TechnipFMC plc	Pershing LLC	500	USD	337,000	USD	19.00	07/17/20	8,759
The Williams Companies Inc.	Pershing LLC	840	USD	1,188,600	USD	24.00	04/17/20	1,789
The Williams Companies Inc.	Pershing LLC	920	USD	1,301,800	USD	22.00	05/15/20	9,411
The Williams Companies Inc.	Pershing LLC	830	USD	1,174,450	USD	19.00	11/20/20	74,920
TOTAL SA, ADR	Pershing LLC	425	USD	1,582,700	USD	54.00	04/17/20	1
TOTAL SA, ADR	Pershing LLC	540	USD	2,010,960	USD	55.00	04/17/20	1
TOTAL SA, ADR	Pershing LLC	900	USD	3,351,600	USD	50.00	05/15/20	6,179
TOTAL SA, ADR	Pershing LLC	1,000	USD	3,724,000	USD	35.00	10/16/20	693,684
Valero Energy Corp.	Pershing LLC	355	USD	1,610,280	USD	90.00	04/17/20	27
Valero Energy Corp.	Pershing LLC	332	USD	1,505,952	USD	84.00	05/15/20	1,588

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Valero Energy Corp.	Pershing LLC	330	USD	1,496,880	USD	85.00	05/15/20	$1,503
VanEck Vectors Gold Miners ETF	Pershing LLC	3,500	USD	8,064,000	USD	30.00	10/16/20	667,682
Wheaton Precious Metals Corp.	Pershing LLC	2,600	USD	7,157,800	USD	34.00	05/15/20	227,966
Wheaton Precious Metals Corp.	Pershing LLC	2,846	USD	7,835,038	USD	29.00	06/19/20	755,027
Wheaton Precious Metals Corp.	Pershing LLC	2,800	USD	7,708,400	USD	35.00	07/17/20	428,125

TOTAL OTC CALL OPTIONS WRITTEN								$17,082,283

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.7)%
AngloGold Ashanti Ltd., ADR	1,700	USD	2,827,100	USD	23.00	04/17/20	$40,800
Chevron Corp.	640	USD	4,637,440	USD	97.50	12/18/20	150,720
Concho Resources Inc.	150	USD	642,750	USD	80.00	04/17/20	18,750
Concho Resources Inc.	175	USD	749,875	USD	85.00	06/19/20	4,375
Diamondback Energy Inc.	160	USD	419,200	USD	90.00	06/19/20	1,760
Endeavour Mining Corp.	900	CAD	1,800,900	CAD	30.00	04/17/20	8,314
Endeavour Mining Corp.	1,700	CAD	3,401,700	CAD	28.50	07/17/20	36,844
Endeavour Mining Corp.	1,470	CAD	2,941,470	CAD	30.00	10/16/20	50,139
Energy Select Sector SPDR ETF	620	USD	1,801,720	USD	32.00	07/17/20	155,000
Energy Select Sector SPDR ETF	3,250	USD	9,444,500	USD	36.00	08/21/20	409,500
Energy Select Sector SPDR ETF	585	USD	1,700,010	USD	40.00	08/21/20	32,760
Energy Select Sector SPDR ETF	3,000	USD	8,718,000	USD	35.00	09/18/20	498,000
Franco-Nevada Corp.	652	USD	6,488,704	USD	120.00	10/16/20	427,060
Harmony Gold Mining Co. Ltd., ADR	4,660	USD	1,015,880	USD	5.00	08/21/20	69,900
Harmony Gold Mining Co. Ltd., ADR	10,000	USD	2,180,000	USD	4.00	01/15/21	450,000
Kirkland Lake Gold Ltd.	1,100	USD	3,256,000	USD	50.00	04/17/20	3,300
Kirkland Lake Gold Ltd.	460	USD	1,361,600	USD	50.00	07/17/20	40,020
Kirkland Lake Gold Ltd.	2,400	USD	7,104,000	USD	40.00	10/16/20	648,000
MAG Silver Corp.	1,500	USD	1,152,000	USD	12.50	11/20/20	187,500
MAG Silver Corp.	1,360	USD	1,044,480	USD	10.00	12/18/20	190,400
Marathon Petroleum Corp.	500	USD	1,181,000	USD	42.50	10/16/20	76,000
OceanaGold Corp.	3,600	CAD	486,000	CAD	3.00	04/17/20	10,232
OceanaGold Corp.	6,800	CAD	918,000	CAD	3.50	04/17/20	9,664
OceanaGold Corp.	10,400	CAD	1,404,000	CAD	3.00	07/17/20	55,425
Osisko Gold Royalties Ltd.	2,200	CAD	2,310,000	CAD	13.00	06/19/20	82,072
Osisko Gold Royalties Ltd.	1,440	CAD	1,512,000	CAD	14.00	07/17/20	40,929
Pioneer Natural Resources Co.	130	USD	911,950	USD	130.00	09/18/20	27,625
Pretium Resources Inc.	2,650	USD	1,502,550	USD	13.00	04/17/20	26,500
Pretium Resources Inc.	3,150	USD	1,786,050	USD	9.00	06/19/20	78,750

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Royal Gold Inc.	348	USD	3,052,308	USD	115.00	04/17/20	$24,360
SEMAFO Inc.	3,100	CAD	846,300	CAD	3.00	04/17/20	22,028
SEMAFO Inc.	3,100	CAD	846,300	CAD	5.00	04/17/20	5,507
SSR Mining Inc.	1,200	USD	1,365,600	USD	19.00	06/19/20	21,000
SSR Mining Inc.	1,700	USD	1,934,600	USD	20.00	12/18/20	102,000
Torex Gold Resources Inc.	1,700	CAD	2,317,100	CAD	20.00	04/17/20	9,664
Torex Gold Resources Inc.	1,790	CAD	2,439,770	CAD	18.00	06/19/20	69,957
VanEck Vectors Gold Miners ETF	3,500	USD	8,064,000	USD	30.00	04/17/20	52,500
VanEck Vectors Gold Miners ETF	2,000	USD	4,608,000	USD	29.00	05/15/20	130,000
VanEck Vectors Gold Miners ETF	1,800	USD	4,147,200	USD	29.00	09/18/20	315,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$4,582,355

Exchange Traded Put Options Written — (1.0)%
SPDR Gold Shares	280	USD	4,145,400	USD	151.00	01/15/21	$396,200
VanEck Vectors Gold Miners ETF	6,600	USD	15,206,400	USD	26.50	04/17/20	2,211,000
VanEck Vectors Gold Miners ETF	6,200	USD	14,284,800	USD	26.00	07/17/20	2,960,500
VanEck Vectors Gold Miners ETF	1,550	USD	3,571,200	USD	18.00	01/15/21	232,500

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$5,800,200

TOTAL OPTIONS WRITTEN							$27,464,838